Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity
Other reserves	$ 8,898,633	$ 10,624,229
Extraordinary dividend declared	6,907,605
Legal reserve
Equity
Other reserves	6,407,256	4,737,788
Fiscal and statutory reserves
Equity
Other reserves	509,082	509,082
Occasional reserves
Equity
Other reserves	1,982,295	5,377,359
Reserves to support financial sustainability
Equity
Other reserves	8,889,900	$ 5,377,359
Extraordinary dividend declared	$ 6,907,605